UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21284

AllianzGI Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2017 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—40.4%
	Aerospace & Defense—1.5%
$6,636	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	$6,818,490
7,540	TransDigm, Inc., 6.50%, 5/15/25	7,832,175

		14,650,665

	Auto Manufacturers—0.7%
6,755	Navistar International Corp., 8.25%, 11/1/21	6,868,957

	Building Materials—0.6%
5,665	U.S. Concrete, Inc., 6.375%, 6/1/24	5,948,250

	Chemicals—2.7%
7,500	Chemours Co., 6.625%, 5/15/23	8,042,925
4,790	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)	5,065,425
5,670	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(b)	5,868,450
6,720	Tronox Finance LLC, 7.50%, 3/15/22 (a)(b)	7,014,000

		25,990,800

	Commercial Services—1.9%
8,050	Cenveo Corp., 6.00%, 5/15/24 (a)(b)	7,164,500
7,375	Monitronics International, Inc., 9.125%, 4/1/20	7,080,000
3,500	United Rentals North America, Inc., 5.50%, 7/15/25	3,702,125

		17,946,625

	Computers—1.8%
5,164	DynCorp International, Inc., 11.875%, 11/30/20, PIK	5,293,095
7,350	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	7,203,000
3,935	Western Digital Corp., 10.50%, 4/1/24	4,623,625

		17,119,720

	Distribution/Wholesale—0.3%
2,250	H&E Equipment Services, Inc., 7.00%, 9/1/22	2,364,075

	Diversified Financial Services—3.5%
2,072	Affinion International Holdings Ltd., 7.50%, 7/30/18, PIK (a)(b)(h) (acquisition cost-$1,909,824; purchased 11/9/15-4/28/17)	2,072,586
	Community Choice Financial, Inc.,
10,085	10.75%, 5/1/19	8,925,225
7,130	12.75%, 5/1/20 (a)(b)	5,597,050
	Nationstar Mortgage LLC,
2,500	7.875%, 10/1/20	2,582,813
5,300	9.625%, 5/1/19	5,447,075
3,210	Navient Corp., 8.45%, 6/15/18	3,412,872
4,935	Springleaf Finance Corp., 8.25%, 10/1/23	5,465,512

		33,503,133

	Electric Utilities—0.6%
5,585	NRG Energy, Inc., 6.25%, 5/1/24	5,643,642

	Engineering & Construction—0.3%
2,835	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)	2,973,206

	Entertainment—0.5%
4,000	Cedar Fair L.P., 5.375%, 6/1/24	4,210,000

	Healthcare-Services—2.8%
5,430	DaVita, Inc., 5.125%, 7/15/24	5,535,206
3,860	Envision Healthcare Corp., 6.25%, 12/1/24 (a)(b)	4,139,850
300	HCA, Inc., 7.50%, 2/15/22	346,500
7,955	Kindred Healthcare, Inc., 8.75%, 1/15/23	8,342,806
	Tenet Healthcare Corp.,
3,500	5.00%, 3/1/19	3,587,500
4,530	8.125%, 4/1/22	4,796,138

		26,748,000

	Home Builders—0.7%
4,395	Beazer Homes USA, Inc., 8.75%, 3/15/22	4,922,400
1,800	Lennar Corp., Ser. B, 12.25%, 6/1/17	1,800,000

		6,722,400

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Internet & Catalog Retail—0.3%
$2,800	Netflix, Inc., 5.875%, 2/15/25	$3,066,000

	Iron/Steel—1.6%
	AK Steel Corp.,
1,315	7.50%, 7/15/23	1,428,419
7,305	8.375%, 4/1/22	7,583,503
5,975	United States Steel Corp., 8.375%, 7/1/21 (a)(b)	6,572,500

		15,584,422

	Lodging—1.0%
8,405	MGM Resorts International, 11.375%, 3/1/18	9,033,274

	Media—2.2%
7,370	Cablevision Systems Corp., 8.00%, 4/15/20	8,291,250
3,740	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)	3,805,450
4,671	LiveStyle, Inc., 9.625%, 2/1/19 (a)(b)(d)(h) (acquisition cost-$4,879,905; purchased 5/7/14-2/26/15)	29,194
8,355	McClatchy Co., 9.00%, 12/15/22	8,730,975

		20,856,869

	Metal Fabricate/Hardware—0.4%
3,830	Park-Ohio Industries, Inc., 6.625%, 4/15/27 (a)(b)	4,004,744

	Mining—1.1%
5,100	Alcoa Nederland Holding BV, 7.00%, 9/30/26 (a)(b)	5,610,000
3,950	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	4,493,125

		10,103,125

	Oil, Gas & Consumable Fuels—4.6%
2,700	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21	2,430,000
1,900	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,857,250
16,950	Cobalt International Energy, Inc., 10.75%, 12/1/21 (a)(b)	16,526,250
7,225	EP Energy LLC, 9.375%, 5/1/20	6,556,687
2,835	NGL Energy Partners L.P., 7.50%, 11/1/23 (a)(b)	2,884,613
4,895	Oasis Petroleum, Inc., 6.875%, 3/15/22	4,968,425
3,500	Rice Energy, Inc., 6.25%, 5/1/22	3,648,750
4,530	Sanchez Energy Corp., 6.125%, 1/15/23	4,009,050
820	Weatherford International Ltd., 8.25%, 6/15/23	881,500

		43,762,525

	Pharmaceuticals—1.2%
2,290	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)	2,089,625
5,865	Horizon Pharma, Inc., 6.625%, 5/1/23	5,527,762
4,000	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (a)(b)	3,720,000

		11,337,387

	Pipelines—0.4%
3,550	Energy Transfer Equity L.P., 5.50%, 6/1/27	3,754,125

	Real Estate—0.9%
3,085	Kennedy-Wilson, Inc., 5.875%, 4/1/24	3,219,969
5,365	Uniti Group, Inc., 8.25%, 10/15/23	5,673,487

		8,893,456

	Retail—1.5%
3,500	Claire’s Stores, Inc., 9.00%, 3/15/19 (a)(b)	1,715,000
5,500	Conn’s, Inc., 7.25%, 7/15/22	4,989,270
2,835	Dollar Tree, Inc., 5.75%, 3/1/23	3,016,440
9,465	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)	4,945,462

		14,666,172

	Semiconductors—1.2%
4,645	Amkor Technology, Inc., 6.375%, 10/1/22	4,859,831
6,210	Micron Technology, Inc., 5.875%, 2/15/22	6,497,213

		11,357,044

	Software—0.6%
5,035	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)	5,437,800

	Telecommunications—5.0%
3,500	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)	3,675,000

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
$9,370	Consolidated Communications, Inc., 6.50%, 10/1/22	$9,358,287
5,290	Frontier Communications Corp., 10.50%, 9/15/22	5,210,650
2,685	GTT Communications, Inc., 7.875%, 12/31/24 (a)(b)(c)	2,879,663
4,250	Hughes Satellite Systems Corp., 7.625%, 6/15/21	4,839,687
7,205	Sprint Communications, Inc., 11.50%, 11/15/21	9,294,450
5,585	West Corp., 5.375%, 7/15/22 (a)(b)	5,700,219
7,655	Windstream Services LLC, 7.50%, 4/1/23	6,966,050

		47,924,006

	Transportation—0.5%
4,830	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)	5,146,124

	Total Corporate Bonds & Notes (cost-$391,176,685)	385,616,546

CONVERTIBLE BONDS & NOTES—31.4%
	Apparel & Textiles—1.5%
15,150	Iconix Brand Group, Inc., 1.50%, 3/15/18	14,752,312

	Auto Components—1.8%
6,155	Horizon Global Corp., 2.75%, 7/1/22	5,889,566
6,975	Meritor, Inc., 7.875%, 3/1/26	11,417,203

		17,306,769

	Auto Manufacturers—1.0%
6,225	Navistar International Corp., 4.75%, 4/15/19	6,061,594
2,850	Tesla, Inc., 1.25%, 3/1/21	3,147,469

		9,209,063

	Biotechnology—1.0%
3,380	ANI Pharmaceuticals, Inc., 3.00%, 12/1/19	3,500,412
5,985	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	6,074,775

		9,575,187

	Building Materials—0.5%
4,275	Cemex S.A.B de C.V., 3.72%, 3/15/20	4,734,563

	Commercial Services—1.5%
13,510	Ascent Capital Group, Inc., 4.00%, 7/15/20	10,554,687
3,705	ServiceSource International, Inc., 1.50%, 8/1/18	3,619,322

		14,174,009

	Distribution/Wholesale—0.9%
8,310	Titan Machinery, Inc., 3.75%, 5/1/19	8,174,963

	Diversified Financial Services—2.2%
9,320	Encore Capital Group, Inc., 3.00%, 7/1/20	9,465,625
12,165	PRA Group, Inc., 3.00%, 8/1/20	11,488,322

		20,953,947

	Electric Utilities—1.0%
9,230	NRG Yield, Inc., 3.25%, 6/1/20 (a)(b)	9,143,469

	Electrical Equipment—1.1%
	SunPower Corp.,
3,135	0.875%, 6/1/21	2,459,016
9,405	4.00%, 1/15/23	7,776,759

		10,235,775

	Electronics—0.1%
1,480	Fluidigm Corp., 2.75%, 2/1/34	1,013,800

	Energy-Alternate Sources—1.6%
16,800	SolarCity Corp., 1.625%, 11/1/19	15,445,500

	Engineering & Construction—0.4%
4,485	Layne Christensen Co., 4.25%, 11/15/18	3,899,147

	Equity Real Estate Investment Trusts (REITs)—0.6%
5,400	Two Harbors Investment Corp., 6.25%, 1/15/22	5,643,000

	Health Care / Health Care Distributors—0.8%
8,320	Aceto Corp., 2.00%, 11/1/20	7,555,600

	Insurance—0.6%
7,680	AmTrust Financial Services, Inc., 2.75%, 12/15/44	5,505,600

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Internet—0.5%
$4,560	Blucora, Inc., 4.25%, 4/1/19	$4,582,800

	Iron/Steel—0.2%
1,425	AK Steel Corp., 5.00%, 11/15/19	2,018,156

	Oil, Gas & Consumable Fuels—2.8%
18,235	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32	18,189,412
9,980	Whiting Petroleum Corp., 1.25%, 4/1/20	8,763,688

		26,953,100

	Pharmaceuticals—3.1%
16,145	Herbalife Ltd., 2.00%, 8/15/19	16,831,243
3,260	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	2,754,700
675	Impax Laboratories, Inc., 2.00%, 6/15/22	581,344
9,135	Teligent, Inc., 3.75%, 12/15/19	9,443,306

		29,610,593

	Pipelines—1.0%
13,370	Cheniere Energy, Inc., 4.25%, 3/15/45	9,342,287

	Retail—1.3%
	RH (a)(b),
10,425	zero coupon, 6/15/19	9,304,312
3,990	zero coupon, 7/15/20	3,376,538

		12,680,850

	Semiconductors—1.0%
2,850	Cypress Semiconductor Corp., 4.50%, 1/15/22 (a)(b)	3,517,969
1,000	Inphi Corp., 0.75%, 9/1/21 (a)(b)	1,006,875
4,570	Micron Technology, Inc., 3.00%, 11/15/43, Ser. G	5,258,356

		9,783,200

	Software—1.3%
15,785	Avid Technology, Inc., 2.00%, 6/15/20	11,927,541
570	PROS Holdings, Inc., 2.00%, 12/1/19	635,906

		12,563,447

	Telecommunications—1.1%
11,065	Gogo, Inc., 3.75%, 3/1/20	10,179,800

	Tobacco—1.8%
	Vector Group Ltd. (g),
5,665	1.75%, 4/15/20	6,528,913
7,355	2.50%, 1/15/19	10,803,796

		17,332,709

	Transportation—0.7%
3,990	Aegean Marine Petroleum Network, Inc., 4.25%, 12/15/21 (a)(b)	2,885,269
4,560	Echo Global Logistics, Inc., 2.50%, 5/1/20	4,297,800

		7,183,069

	Total Convertible Bonds & Notes (cost-$271,564,859)	299,552,715

Shares
CONVERTIBLE PREFERRED STOCK—22.3%
	Aerospace & Defense—0.3%
70,995	Arconic, Inc., 5.375%, 10/1/17	3,050,655

	Agriculture—0.9%
82,645	Bunge Ltd., 4.875% (f)	9,003,140

	Banks—4.3%
12,080	Bank of America Corp., Ser. L, 7.25% (f)	14,991,280
9,695	Huntington Bancshares, Inc., Ser. A, 8.50% (f)	13,766,512
9,880	Wells Fargo & Co., Ser. L, 7.50% (f)	12,507,981

		41,265,773

	Chemicals—0.9%
68,495	Rayonier Advanced Materials, Inc., Ser. A, 8.00%, 8/15/19	8,648,864

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2017 (unaudited) (continued)

Shares		Value*
	Commercial Services & Supplies—0.4%
51,125	Stericycle, Inc., 5.25%, 9/15/18	$3,548,075

	Computers—0.1%
517	NCR Corp., Ser. A, 5.50%, PIK (f)	781,982

	Diversified Financial Services—0.4%
4,560	Cowen, Inc., Ser. A, 5.625% (f)	3,770,892

	Diversified Telecommunication Services—0.6%
155,900	Frontier Communications Corp., Ser. A, 11.125%, 6/29/18	5,286,569

	Electric Utilities—1.7%
239,645	AES Trust III, 6.75%, 10/15/29	12,121,244
85,390	Exelon Corp., 6.50%, 6/1/17	4,436,010

		16,557,254

	Equity Real Estate Investment Trusts (REITs)—3.1%
798,310	FelCor Lodging Trust, Inc., Ser. A, 1.95% (f)	20,564,466
141,135	Welltower, Inc., Ser. I, 6.50% (f)	9,154,016

		29,718,482

	Food Products—0.1%
9,860	Tyson Foods, Inc., 4.75%, 7/15/17	607,869

	Hand/Machine Tools—1.5%
139,055	Stanley Black & Decker, Inc., 5.375%, 5/15/20	14,493,703

	Health Care Providers & Services—1.5%
287,140	Anthem, Inc., 5.25%, 5/1/18	14,781,967

	Healthcare-Products—0.4%
64,970	Becton Dickinson and Co., Ser. A, 6.125%, 5/1/20	3,470,048

	Healthcare-Services—0.1%
2,280	Kindred Healthcare, Inc., 7.50%, 12/1/17	1,191,733

	Independent Power Producers & Energy Traders—0.5%
156,435	Dynegy, Inc., Ser. A, 5.375%, 11/1/17	4,566,338

	Investment Companies—1.1%
71,475	Mandatory Exchangeable Trust, 5.75%, 6/3/19 (a)(b)	10,236,292

	Multi-Utilities—0.7%
128,500	Dominion Energy, Inc., 6.375%, 7/1/17	6,503,385

	Oil, Gas & Consumable Fuels—2.7%
159,375	Anadarko Petroleum Corp., 7.50%, 6/7/18	6,908,906
173,410	Kinder Morgan, Inc., Ser. A, 9.75%, 10/26/18	7,349,116
230,425	Sanchez Energy Corp., Ser. B, 6.50% (f)	6,189,216
12,485	Southwestern Energy Co., Ser. B, 6.25%, 1/15/18	190,646
92,860	WPX Energy, Inc., Ser. A, 6.25%, 7/31/18	4,707,073

		25,344,957

	Pharmaceuticals—1.0%
19,505	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	9,735,921

	Total Convertible Preferred Stock (cost-$213,993,458)	212,563,899

PREFERRED STOCK (a)(e)(i)—0.9%
	Media—0.9%
8,339	LiveStyle, Inc., Ser. A	833,900
76,571	LiveStyle, Inc., Ser. B	7,536,884
6,750	LiveStyle, Inc., Ser. B	67

	Total Preferred Stock (cost-$15,074,564)	8,370,851

COMMON STOCK (a)(e)(i)—0.3%
	Advertising—0.3%
173,720	Affinion Group Holdings, Inc., Class A	2,159,340

	Aerospace & Defense—0.0%
8,295	Erickson, Inc.	214,045

	Media—0.0%
90,406	LiveStyle, Inc.	9

	Total Common Stock (cost-$10,187,309)	2,373,394

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2017 (unaudited) (continued)

Units		Value*
WARRANTS (a)(e)(i)—0.0%
	Commercial Services—0.0%
2,062,338	Cenveo Corp., strike price $12.00, expires 6/10/24	$415,291

	Media—0.0%
19,500	LiveStyle, Inc. Ser. C, expires 11/30/21	2

	Total Warrants (cost-$246,984)	415,293

Principal Amount (000s)
	Repurchase Agreements—4.7%
$44,489	State Street Bank and Trust Co., dated 5/31/17, 0.09%, due 6/1/17, proceeds $44,489,111; collateralized by U.S. Treasury Bonds, 3.625%, due 8/15/43, valued at $45,380,145 including accrued interest (cost-$44,489,000)	44,489,000

	Total Investments (cost-$946,732,859) (j)—100.0%	$953,381,698

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $176,963,098, representing 18.6% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $165,803,560, representing 17.4% of total investments.

(c)	When-issued or delayed-delivery. To be settled/delivered after May 31, 2017.

(d)	In default.

(e)	Fair-Valued—Securities with an aggregate value of $11,159,538, representing 1.2% of total investments.

(f)	Perpetual maturity. The date shown, if any, is the next call date.

(g)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(h)	Restricted. The aggregate acquisition cost of such securities is $6,789,729. The aggregate value is $2,101,780, representing 0.2% of total investments.

(i)	Non-income producing.

(j)	At May 31, 2017, the cost basis of portfolio securities for federal income tax purposes was $952,963,369. Gross unrealized appreciation was $78,004,890; gross unrealized depreciation was $77,586,561; and net unrealized appreciation was $418,329. The difference between book and tax cost was attributable to wash sale loss deferrals and the differing treatment of bond amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at May 31, 2017 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 5/31/17
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$385,616,546	$—	$385,616,546
Convertible Bonds & Notes	—	299,552,715	—	299,552,715
Convertible Preferred Stock:
Agriculture	—	9,003,140	—	9,003,140
Computers	—	781,982	—	781,982
Diversified Financial Services	—	3,770,892	—	3,770,892
Healthcare-Products	—	3,470,048	—	3,470,048
Healthcare-Services	—	1,191,733	—	1,191,733
Investment Companies	—	10,236,292	—	10,236,292
Oil, Gas & Consumable Fuels	19,155,741	6,189,216	—	25,344,957
Pharmaceuticals	—	9,735,921	—	9,735,921
All Other	149,028,934	—	—	149,028,934
Preferred Stock	—	—	8,370,851	8,370,851
Common Stock	—	—	2,373,394	2,373,394
Warrants	—	—	415,293	415,293
Repurchase Agreements	—	44,489,000	—	44,489,000

Totals	$168,184,675	$774,037,485	$11,159,538	$953,381,698

At May 31, 2017, a security valued at $8,648,864 was transferred from Level 2 to Level 1. The transfer was a result of the security having used an evaluated price from a third-party independent pricing vendor at February 28, 2017, and used an exchange-traded closing price on May 31, 2017.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2017, was as follows:

	Beginning Balance 2/28/17	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 5/31/17
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$7,224,875	—		—	$(184,892)	—	$124,517	—	$(7,164,500)	—
Preferred Stock	7,759,048	—		—	—	—	611,803	—	—	$8,370,851
Common Stock:
Advertising	2,581,479	—		—	—	—	(422,139)	—	—	2,159,340
Aerospace & Defense	—	$7,106,997	†	—	—	—	(6,892,952)	—	—	214,045
Media	9	—		—	—	—	—	—	—	9
Warrants:
Commercial Services	449,705	—		—	—	—	(34,414)	—	—	415,291
Media	2	—		—	—	—	—	—	—	2

Totals	$18,015,118	$7,106,997		—	$(184,892)	—	$(6,613,185)	—	$(7,164,500)	$11,159,538

†	Issued via reorganization
*	Transferred out of Level 3 into Level 2 because an evaluated price from a third-party independent pricing vendor was used on May 31, 2017.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2017:

	Ending Balance at 5/31/17	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Preferred Stock	$8,370,784	Model Price	Proprietary Data Used in Model	$98.43 - $100.00
	67	Liquidation Value	Price of Stock	$0.01	*
Common Stock	$2,159,340	Model Price	Proprietary Data Used in Model	$12.43
	214,045	Fundamental Analytical Data Relating to the Investment	Price of Stock	$25.804126
	9	Model Price	Proprietary Data Used in Model	$0.0001
Warrants	$415,291	Fundamental Analytical Data Relating to the Investment	Price of Warrant	$0.201369
	2	Model Price	Proprietary Data Used in Model	$0.0001

*	Preferred stock trades are in lots of 1,000.

The net change in unrealized appreciation/depreciation of Level 3 investments held at May 31, 2017 was $(6,737,702).

Glossary:

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date:	July 20, 2017

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	July 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date:	July 20, 2017

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	July 20, 2017